Not FDIC Insured May Lose Value No Bank Guarantee
FGT-Q1PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Debt Opportunities Fund 2
Franklin International Growth Fund 7
Franklin International Small Cap Fund 9
Notes to Schedules of Investments 13

Franklin Global Trust
Consolidated Schedule of Investments (unaudited), October 31, 2022
Franklin Emerging Market Debt Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Diversified Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ......................... Kazakhstan 193,625 $ —
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 55,882,058 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 5,561,052 —
—
Total Common Stocks (Cost $433,378) .........................................
—
Warrants
Warrants 2.9%
Diversified Financial Services 2.9%
b,d
Ukraine Government, VRI, GDP Linked Security, Senior Bond, Reg
S, 8/01/41 ......................................... Ukraine 2,000,000 508,696
a,b,e
Venezuela Government, Oil Value Recovery, 4/15/20 ........... Venezuela 925,920 719,597
1,228,293
Total Warrants (Cost $18,386,506) .............................................
1,228,293
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,e,f
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .......................
—
Principal
Amount
*
Quasi-Sovereign Bonds 9.3%
Diversified Financial Services 1.8%
a
Meridiam Eastern Europe Investments SAS , 8.85% , 6/10/28 ..... Turkey 821,429 EUR 742,983
a,c,g,h
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn., 2/05/09 ............. Ghana 8,000,000 —
742,983
Municipal Bonds 3.8%
d
Provincia del Chubut Argentina , Senior Secured Bond , 144A, 7.75% ,
7/26/30 ........................................... Argentina 2,105,600 1,585,956
Oil, Gas & Consumable Fuels 2.6%
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ................
Colombia 600,000 414,751
d
Heritage Petroleum Co. Ltd. , Senior Secured Note , 144A, 9% ,
8/12/29 ...........................................
Trinidad and
Tobago 650,000 685,425
1,100,176
Transportation Infrastructure 1.1%
d,i
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ................................. Colombia 2,943,755,186 COP 458,961
Total Quasi-Sovereign Bonds (Cost $7,794,481) .................................
3,888,076
Corporate Bonds 18.3%
Airlines 1.1%
d
Pegasus Hava Tasimaciligi A/S , Senior Note , 144A, 9.25% , 4/30/26 Turkey 500,000 460,125
Banks 3.5%
d
Access Bank plc , Senior Note , 144A, 6.125% , 9/21/26 .......... Nigeria 600,000 442,320
d
Akbank TAS , Sub. Bond , 144A, 6.797% to 4/26/23, FRN thereafter ,
4/27/28 ........................................... Turkey 650,000 587,757

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
d
Fidelity Bank plc , Senior Note , 144A, 7.625% , 10/28/26 ......... Nigeria 550,000 $ 431,750
1,461,827
Capital Markets 1.5%
d
Georgia Capital JSC , Senior Note , 144A, 6.125% , 3/09/24 ....... Georgia 650,000 609,935
Chemicals 1.5%
d
Braskem Idesa SAPI ,
Senior Secured Bond, 144A, 6.99%, 2/20/32 ............... Mexico 450,000 302,083
Senior Secured Note, 144A, 7.45%, 11/15/29 .............. Mexico 400,000 306,990
609,073
Construction & Engineering 0.7%
d
IHS Netherlands Holdco BV , Senior Note , 144A, 8% , 9/18/27 ..... Nigeria 400,000 312,676
Construction Materials 0.7%
d
Cemex SAB de CV , Senior Bond , 144A, 3.875% , 7/11/31 ....... Mexico 400,000 305,500
Food Products 1.3%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ........................................... Paraguay 700,000 552,279
Metals & Mining 1.1%
d,j
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
10.5% , 3/08/26 ..................................... South Africa 473,034 460,657
Multiline Retail 0.0%
a,d,j
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,842,864 —
a,d,j
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 2,133,302 —
—
Oil, Gas & Consumable Fuels 4.7%
d
Energo-Pro A/S , Senior Note , 144A, 8.5% , 2/04/27 ............ Czech Republic 600,000 553,698
d
Kosmos Energy Ltd. , Senior Note , 144A, 7.75% , 5/01/27 ........ Ghana 350,000 283,171
d
MC Brazil Downstream Trading SARL , Senior Secured Note , 144A,
7.25% , 6/30/31 ..................................... Brazil 550,000 421,157
d
Medco Oak Tree Pte. Ltd. , Senior Secured Note , 144A, 7.375% ,
5/14/26 ........................................... Indonesia 270,000 240,225
d
Tullow Oil plc ,
Senior Note, 144A, 7%, 3/01/25 ........................ Ghana 402,000 262,196
Senior Secured Note, 144A, 10.25%, 5/15/26 .............. Ghana 220,000 187,746
1,948,193
Real Estate Management & Development 0.2%
d
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 980,000 96,319
Wireless Telecommunication Services 2.0%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 970,000 826,751
Total Corporate Bonds (Cost $15,695,158) ......................................
7,643,335
Loan Participations and Assignments 1.1%
a,c,g
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A, 5.95%
to 4/14/25, FRN thereafter , 4/15/30 ....................... Russia 1,000,000 —

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Loan Participations and Assignments
(continued)
Global Distressed Alpha Fund III LP ,
a,c,e,j,k
PIK, 12%, Perpetual .................................. United States 1,283,157 $ 478,120
Total Loan Participations and Assignments (Cost $2,088,728) ....................
478,120
Foreign Government and Agency Securities 57.8%
d
Angola Government Bond ,
Senior Bond, 144A, 8%, 11/26/29 ........................ Angola 1,100,000 897,116
Senior Bond, 144A, 8.75%, 4/14/32 ...................... Angola 400,000 323,956
Argentina Government Bond , Senior Note , 1% , 7/09/29 .........
Argentina 150,490 31,233
d
Armenia Government Bond , Senior Bond , 144A, 3.95% , 9/26/29 .. Armenia 850,000 618,936
d
Benin Government Bond , Senior Bond , 144A, 4.875% , 1/19/32 ... Benin 1,050,000 EUR 714,114
d
Cameroon Government Bond , Senior Bond , 144A, 5.95% , 7/07/32 Cameroon 700,000 EUR 458,857
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ......
Colombia 5,000,000,000 COP 879,241
d
Costa Rica Government Bond , Senior Bond , 144A, 7.158% , 3/12/45 Costa Rica 500,000 433,506
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.4%, 6/05/49 ....................... Dominican
Republic 600,000 433,683
Senior Note, 144A, 8.9%, 2/15/23 ....................... Dominican
Republic 55,000,000 DOP 1,013,013
d
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 ..................... Egypt 500,000 322,263
Senior Bond, 144A, 7.5%, 2/16/61 ....................... Egypt 500,000 280,500
d
El Salvador Government Bond , Senior Bond , Reg S, 7.65% , 6/15/35 El Salvador 1,500,000 547,594
d
Ethiopia Government Bond , Senior Bond , 144A, 6.625% , 12/11/24 Ethiopia 1,550,000 807,100
d
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 800,000 564,720
Senior Bond, 144A, 7%, 11/24/31 ........................ Gabon 500,000 351,525
d
Grenada Government Bond ,
Senior Bond, 144A, 7%, 5/12/30 ......................... Grenada 894,645 733,608
Senior Bond, Reg S, 7%, 5/12/30 ........................ Grenada 529,424 434,128
d
Honduras Government Bond , Senior Bond , 144A, 5.625% , 6/24/30 Honduras 600,000 412,000
d
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 ...... Iraq 1,498,750 1,279,245
Jamaica Government Bond , Senior Bond , 7.875% , 7/28/45 ......
Jamaica 300,000 321,248
d
Jordan Government Bond , Senior Bond , 144A, 5.85% , 7/07/30 ... Jordan 400,000 332,508
d
Kazakhstan Government Bond , Senior Bond , 144A, 4.875% ,
10/14/44 .......................................... Kazakhstan 400,000 307,496
Kazakhstan MEUKAM ,
Senior Bond, 5.3%, 4/26/23 ............................ Kazakhstan 250,000,000 KZT 514,667
Senior Bond, 5%, 5/15/23 ............................. Kazakhstan 290,000,000 KZT 593,481
Kenya Government Bond , 12.5% , 5/12/25 ...................
Kenya 72,250,000 KES 601,016
Mexican Bonos Desarr Fixed Rate , M , 8% , 11/07/47 ...........
Mexico 17,000,000 MXN 703,290
i
Mexican Udibonos , S , Index Linked, 4% , 11/30/28 ............. Mexico 17,424,825 MXN 850,822
Mexico Government Bond , Senior Bond , 3.75% , 1/11/28 ........
Mexico 450,000 412,541
d
Mozambique Government Bond , 144A, 5% to 9/15/23, 9% thereafter ,
9/15/31 ........................................... Mozambique 950,000 649,971
d
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 . Pakistan 850,000 272,000
Peru Bonos de la Tesoreria , Senior Bond , 5.4% , 8/12/34 ........
Peru 3,000,000 PEN 582,209
g
Russia Government Bond , 7.65% , 4/10/30 .................. Russia 73,425,000 RUB 532,494
d
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 .... Ghana 511,226 385,975
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 22,077,951 ZAR 932,074
d,g
Suriname Government Bond ,
Senior Bond, 144A, 9.25%, 10/26/26 ..................... Suriname 200,000 160,600
Senior Note, 144A, 12.875%, 12/30/23 .................... Suriname 1,400,000 1,134,000
Tunisia Government Bond , Senior Bond , 4.2% , 3/17/31 .........
Tunisia 190,000,000 JPY 640,967
d,g
Ukraine Government Bond , Senior Bond , 144A, 7.375% , 9/25/34 . Ukraine 2,600,000 419,250
Uruguay Government Bond ,
Senior Bond, 8.25%, 5/21/31 ........................... Uruguay 48,000,000 UYU 985,635

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Uruguay Government Bond, (continued)
i
Index Linked, Senior Bond, 3.7%, 6/26/37 ................. Uruguay 9,973,941 UYU $ 245,880
d
Uzbekistan Government Bond , Senior Note , 144A, 14% , 7/19/24 .. Uzbekistan 12,320,000,000 UZS 1,078,637
Total Foreign Government and Agency Securities (Cost $34,722,978) ..............
24,193,099
Supranational 7.2%
Asian Development Bank ,
Senior Note, 8.175%, 9/15/24 ........................... Supranational
l
3,300,000 PLN 683,077
d
Senior Note, Reg S, 8.3%, 10/18/24 ...................... Supranational
l
1,100,000 PLN 227,610
European Investment Bank , Senior Note , 8.5% , 12/01/23 .......
Supranational
l
2,600,000 GEL 891,971
Inter-American Development Bank , GDP Linked Security , Senior
Note , 7.875% , 3/14/23 ................................ Supranational
l
19,000,000,000 IDR 1,221,433
Total Supranational (Cost $3,038,339) ..........................................
3,024,091
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 275,106 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $86,759,568) ................................
40,455,014
a
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.6%
m,n
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 260,306 260,306
Total Money Market Funds (Cost $260,306) .....................................
260,306
Total Short Term Investments (Cost $260,306 ) ..................................
260,306
a
Total Investments (Cost $87,019,874) 97.2% ....................................
$40,715,320
Other Assets, less Liabilities 2.8% .............................................
1,150,942
Net Assets 100.0% ...........................................................
$41,866,262
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $26,476,284, representing 63.2% of net assets.
e
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
f
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
g
Defaulted security or security for which income has been deemed uncollectible.
h
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
i
Principal amount of security is adjusted for inflation.
j
Income may be received in additional securities and/or cash.
k
Perpetual security with no stated maturity date.
l
A supranational organization is an entity formed by two or more central governments through international treaties.
m
See Note 4 regarding investments in affiliated management investment companies.

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At October 31, 2022, the Fund had the following forward exchange contracts outstanding.
See Abbreviation s on page 20 .
n
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Buy 970,000 990,001 12/13/22 $ — $ (28,153)
Euro ............. CITI Sell 3,770,000 3,781,435 12/13/22 43,120 —
Japanese Yen ...... RBCCM Sell 95,000,000 663,640 12/13/22 21,439 —
Total Forward Exchange Contracts ................................................... $64,559 $(28,153)
Net unrealized appreciation (depreciation) ............................................ $36,406
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Global Trust
Schedule of Investments (unaudited), October 31, 2022
Franklin International Growth Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.1%
Aerospace & Defense 4.2%
MTU Aero Engines AG ................................. Germany 345,000 $ 61,743,759
Air Freight & Logistics 3.3%
DSV A/S ............................................ Denmark 360,000 48,648,440
Banks 3.5%
FinecoBank Banca Fineco SpA ........................... Italy 3,850,000 51,883,672
Biotechnology 7.9%
CSL Ltd. ............................................ United States 299,000 53,525,623
a
Genmab A/S ......................................... Denmark 162,000 62,406,553
115,932,176
Capital Markets 7.3%
Deutsche Boerse AG ................................... Germany 300,000 48,788,396
Intermediate Capital Group plc ........................... United Kingdom 3,106,000 37,821,051
Macquarie Group Ltd. .................................. Australia 190,000 20,611,734
107,221,181
Chemicals 8.2%
Koninklijke DSM NV ................................... Netherlands 410,000 48,230,900
Sika AG ............................................ Switzerland 215,000 48,474,882
Symrise AG ......................................... Germany 240,000 24,498,653
121,204,435
Diversified Telecommunication Services 0.9%
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 420,000 13,747,404
Entertainment 3.6%
a
CTS Eventim AG & Co. KGaA ............................ Germany 1,108,933 52,939,294
Health Care Equipment & Supplies 6.2%
Alcon, Inc. ........................................... Switzerland 848,000 51,628,234
Cochlear Ltd. ........................................ Australia 310,000 39,600,546
91,228,780
Internet & Direct Marketing Retail 3.8%
a
MercadoLibre, Inc. .................................... Brazil 62,500 56,351,250
IT Services 14.0%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 38,000 54,251,523
a
Amadeus IT Group SA ................................. Spain 1,130,860 58,983,329
Keywords Studios plc .................................. Ireland 2,050,000 56,688,848
a
Shopify, Inc., A ....................................... Canada 1,050,000 35,941,500
205,865,200
Life Sciences Tools & Services 3.3%
a
Evotec SE ........................................... Germany 2,580,000 49,210,906
Media 6.2%
a,b
Ascential plc, Reg S ................................... United Kingdom 14,800,000 32,597,684
CyberAgent, Inc. ...................................... Japan 3,960,000 32,534,316
a
Viaplay Group AB, B ................................... Sweden 1,452,975 26,523,334
91,655,334
Pharmaceuticals 1.9%
Hikma Pharmaceuticals plc .............................. Jordan 1,940,000 27,849,156
Professional Services 5.4%
a
Clarivate plc ......................................... United States 3,650,000 37,704,500

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See A bbreviations o n page 20 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Experian plc ......................................... United Kingdom 1,300,000 $ 41,450,858
79,155,358
Semiconductors & Semiconductor Equipment 3.5%
ASML Holding NV ..................................... Netherlands 110,000 51,602,196
Software 13.9%
AVEVA Group plc ..................................... United Kingdom 1,109,997 39,724,841
a
CyberArk Software Ltd. ................................. United States 398,813 62,577,748
a
Nice Ltd., ADR ....................................... Israel 290,000 55,068,100
SimCorp A/S ......................................... Denmark 800,000 47,770,754
205,141,443
Total Common Stocks (Cost $1,494,974,543) ....................................
1,431,379,984
Short Term Investments 3.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.0%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 44,641,930 44,641,930
Total Money Market Funds (Cost $44,641,930) ..................................
44,641,930
Total Short Term Investments (Cost $44,641,930 ) ................................
44,641,930
a
Total Investments (Cost $1,539,616,473) 100.1% ................................
$1,476,021,914
Other Assets, less Liabilities (0.1)% ...........................................
(1,365,578)
Net Assets 100.0% ...........................................................
$1,474,656,336
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $100,596,611, representing 6.8% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Schedule of Investments (unaudited), October 31, 2022
Franklin International Small Cap Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 88.5%
Aerospace & Defense 1.1%
QinetiQ Group plc ..................................... United Kingdom 134,987 $ 556,399
Air Freight & Logistics 3.1%
SBS Holdings, Inc. .................................... Japan 36,200 704,893
Wincanton plc ........................................ United Kingdom 252,543 957,154
1,662,047
Airlines 1.4%
a
Chorus Aviation, Inc. ................................... Canada 225,600 427,223
a
JET2 plc ............................................ United Kingdom 33,228 324,059
751,282
Auto Components 0.9%
SAF-Holland SE ...................................... Germany 61,159 452,777
Banks 9.6%
b
BAWAG Group AG, 144A, Reg S .......................... Austria 26,295 1,269,477
BPER Banca ......................................... Italy 213,782 395,581
a
Eurobank Ergasias Services and Holdings SA ................ Greece 855,881 844,971
Spar Nord Bank A/S ................................... Denmark 52,091 630,734
Sydbank A/S ......................................... Denmark 29,174 888,400
Tisco Financial Group PCL .............................. Thailand 162,120 409,353
Unicaja Banco SA ..................................... Spain 784,825 695,774
5,134,290
Building Products 1.2%
Sanwa Holdings Corp. ................................. Japan 74,400 640,933
Capital Markets 2.0%
b
Anima Holding SpA, 144A, Reg S ......................... Italy 177,740 550,519
a,b
Fairfax India Holdings Corp., 144A, Reg S ................... India 56,380 527,717
1,078,236
Chemicals 0.8%
Essentra plc ......................................... United Kingdom 162,298 417,830
Commercial Services & Supplies 2.3%
b
Befesa SA, 144A, Reg S ................................ Spain 8,329 289,301
b
Dynagreen Environmental Protection Group Co. Ltd., H, Reg S ... China 1,051,449 288,248
Elis SA ............................................. France 57,643 660,156
1,237,705
Construction & Engineering 3.5%
Galliford Try Holdings plc ............................... United Kingdom 476,222 902,209
Maire Tecnimont SpA .................................. Italy 312,921 970,982
1,873,191
Construction Materials 1.6%
Krosaki Harima Corp. .................................. Japan 14,900 462,741
RHI Magnesita NV .................................... United States 18,108 384,902
847,643
Diversified Financial Services 0.6%
b
doValue SpA, 144A, Reg S .............................. Italy 59,390 342,074
Electrical Equipment 3.1%
Mersen SA .......................................... France 32,448 1,049,907

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Nexans SA .......................................... France 6,706 $ 626,229
1,676,136
Electronic Equipment, Instruments & Components 0.7%
Strix Group plc ....................................... Isle of Man 295,571 366,078
Energy Equipment & Services 2.1%
Pason Systems, Inc. ................................... Canada 104,180 1,106,492
Entertainment 0.4%
a
Stillfront Group AB .................................... Sweden 105,508 205,335
Food & Staples Retailing 1.1%
MARR SpA .......................................... Italy 56,286 593,120
Food Products 1.9%
First Pacific Co. Ltd. ................................... Indonesia 701,338 185,716
JDE Peet's NV ....................................... Netherlands 15,581 446,031
Select Harvests Ltd. ................................... Australia 114,573 388,730
1,020,477
Health Care Equipment & Supplies 3.0%
i-SENS, Inc. ......................................... South Korea 32,937 797,379
Value Added Technology Co. Ltd. ......................... South Korea 38,204 805,502
1,602,881
Health Care Providers & Services 0.6%
Fagron ............................................. Belgium 26,885 334,711
Hotels, Restaurants & Leisure 1.6%
Arcos Dorados Holdings, Inc., A .......................... Brazil 34,522 260,296
a
Melia Hotels International SA ............................. Spain 132,420 615,689
875,985
Household Durables 1.0%
a
Victoria plc .......................................... United Kingdom 24,343 140,700
Vistry Group plc ...................................... United Kingdom 59,515 411,558
552,258
IT Services 1.2%
Bell System24 Holdings, Inc. ............................. Japan 37,400 347,437
Sopra Steria Group SACA ............................... France 2,185 289,226
636,663
Leisure Products 0.1%
a
Goodbaby International Holdings Ltd. ...................... China 403,397 25,726
Life Sciences Tools & Services 0.2%
Gerresheimer AG ..................................... Germany 2,176 124,666
Machinery 9.4%
Amada Co. Ltd. ....................................... Japan 37,600 264,480
Cargotec OYJ, B ...................................... Finland 26,748 1,006,034
Deutz AG ........................................... Germany 148,152 559,363
Fuji Corp. ........................................... Japan 42,600 562,535
Meidensha Corp. ..................................... Japan 49,400 657,276
Metso Outotec OYJ .................................... Finland 66,984 508,374
Morgan Advanced Materials plc ........................... United Kingdom 304,128 857,984

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Sulzer AG ........................................... Switzerland 9,061 $ 604,290
5,020,336
Marine 0.6%
Eneti, Inc. ........................................... United States 41,619 342,108
Media 0.9%
a
Mediaset Espana Comunicacion SA ....................... Spain 149,826 466,005
Metals & Mining 7.9%
Alamos Gold, Inc., A ................................... Canada 92,860 732,711
AMG Advanced Metallurgical Group NV .................... Netherlands 25,560 798,609
ECORA RESOURCES plc ............................... United Kingdom 421,437 739,455
a
ERO Copper Corp. .................................... Brazil 58,052 660,883
Jupiter Mines Ltd. ..................................... Australia 1,484,426 185,155
Mitsui Mining & Smelting Co. Ltd. ......................... Japan 18,100 365,601
a
Orla Mining Ltd. ...................................... Canada 119,960 378,617
Sims Ltd. ........................................... United States 46,770 365,664
4,226,695
Oil, Gas & Consumable Fuels 5.6%
Harbour Energy plc .................................... United Kingdom 103,331 448,439
Parex Resources, Inc. .................................. Canada 65,941 1,005,765
Serica Energy plc ..................................... United Kingdom 141,552 488,981
Tethys Oil AB ........................................ Sweden 168,951 1,042,723
2,985,908
Pharmaceuticals 0.7%
Hikma Pharmaceuticals plc .............................. Jordan 24,338 349,378
Professional Services 3.0%
Applus Services SA .................................... Spain 123,141 727,190
JAC Recruitment Co. Ltd. ............................... Japan 20,300 345,405
Tanseisha Co. Ltd. .................................... Japan 95,500 514,762
1,587,357
Real Estate Management & Development 2.7%
b
Aedas Homes SA, 144A, Reg S .......................... Spain 14,324 186,015
JHSF Participacoes SA ................................. Brazil 472,744 671,851
Sun Frontier Fudousan Co. Ltd. ........................... Japan 74,100 572,163
1,430,029
Semiconductors & Semiconductor Equipment 0.8%
a
u-blox Holding AG ..................................... Switzerland 4,310 441,254
Specialty Retail 2.6%
Dunelm Group plc ..................................... United Kingdom 40,916 406,818
Pets at Home Group plc ................................ United Kingdom 135,913 449,387
Wickes Group plc ..................................... United Kingdom 360,152 523,712
1,379,917
Textiles, Apparel & Luxury Goods 2.9%
Coats Group plc ...................................... United Kingdom 1,189,920 825,522
Dr. Martens plc ....................................... United Kingdom 113,664 323,249
a,b
Samsonite International SA, 144A, Reg S ................... United States 195,082 419,118
1,567,889
Trading Companies & Distributors 5.6%
Kanamoto Co. Ltd. .................................... Japan 30,500 440,328

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 20 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
Kanematsu Corp. ..................................... Japan 35,200 $ 348,302
Lumax International Corp. Ltd. ........................... Taiwan 216,900 442,088
Nishio Rent All Co. Ltd. ................................. Japan 29,483 592,833
a,b
Yellow Cake plc, 144A, Reg S ............................ United Kingdom 236,892 1,166,895
2,990,446
Water Utilities 0.7%
China Water Affairs Group Ltd. ........................... China 529,604 375,089
Total Common Stocks (Cost $63,482,461) ......................................
47,277,346
Short Term Investments 9.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 9.7%
National Australia Bank Ltd., 3.06%, 11/01/22 ................
Australia 2,600,000 2,600,000
Royal Bank of Canada, 3.03%, 11/01/22 ....................
Canada 2,600,000 2,600,000
Total Time Deposits (Cost $5,200,000) .........................................
5,200,000
Total Short Term Investments (Cost $5,200,000 ) .................................
5,200,000
a
Total Investments (Cost $68,682,461) 98.2% ....................................
$52,477,346
Other Assets, less Liabilities 1.8% .............................................
929,600
Net Assets 100.0% ...........................................................
$53,406,946
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $5,039,364, representing 9.4% of net assets.

Franklin Global Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At October 31, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
1,000,000
Alfa Bank AO Via Alfa Bond Issuance plc, Sub. Bond,
144A, 5.95% to 4/14/25, FRN thereafter, 4/15/30 ... 11/21/19 $ 1,005,945 $ —
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 — —
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12 - 1/22/16 4,600,000 —
1,283,157
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16 - 10/30/22 1,082,783 478,120
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn .,
2/05/09 .................................. 10/12/09 - 10/13/11 3,100,000 —
Total Restricted Securities (Value is 1.1% of Net Assets) .............. $10,222,106 $478,120
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the same issuer, valued at $- as of October 31, 2022.
2. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
October 31, 2022, investments in affiliated management investment companies were as follows:
5. Investments in Alternative Strategies (FT) Ltd. (FT Subsidiary)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2022, the FT Subsidiary investments as well as any other assets and liabilities of the
FT Subsidiary are reflected in the Fund’s Consolidated Schedule of Investments. At October 31, 2022, the net assets of the
FT Subsidiary were $1,206,396, representing 2.9% of the Fund’s consolidated net assets. The Fund’s investment in the FT
Subsidiary is limited to 25% of consolidated assets.
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $ 1,426,619 $ 11,756,610 $ (12,922,923) $ — $ — $ 260,306 260,306 $ 4,035
Total Affiliated Securities ... $1,426,619 $11,756,610 $(12,922,923) $— $— $260,306 $4,035
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . 32,721,821 157,519,683 (145,599,574) — — 44,641,930 44,641,930 205,044
Total Affiliated Securities ... $32,721,821 $157,519,683 $(145,599,574) $— $— $44,641,930 $205,044

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Warrants :
Diversified Financial Services ............. — 508,696 719,597 1,228,293
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds ................... — 3,145,093 742,983
a
3,888,076
Corporate Bonds :
Airlines .............................. — 460,125 — 460,125
Banks ............................... — 1,461,827 — 1,461,827
Capital Markets ........................ — 609,935 — 609,935
Chemicals ........................... — 609,073 — 609,073
Construction & Engineering ............... — 312,676 — 312,676
Construction Materials .................. — 305,500 — 305,500
Food Products ........................ — 552,279 — 552,279
Metals & Mining ....................... — 460,657 — 460,657
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. — 1,948,193 — 1,948,193
Real Estate Management & Development .... — 96,319 — 96,319
Wireless Telecommunication Services ....... — 826,751 — 826,751
Loan Participations and Assignments ......... — — 478,120
b
478,120
Foreign Government and Agency Securities .... — 24,193,099 — 24,193,099
Supranational ........................... — 3,024,091 — 3,024,091
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 260,306 — — 260,306
Total Investments in Securities ........... $260,306 $38,514,314 $1,940,700 $40,715,320
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 64,559 $ — $ 64,559
Total Other Financial Instruments ......... $— $64,559 $— $64,559
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 28,153 $ — $ 28,153
Total Other Financial Instruments ......... $— $28,153 $— $28,153
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 61,743,759 — 61,743,759
Air Freight & Logistics ................... — 48,648,440 — 48,648,440
Banks ............................... — 51,883,672 — 51,883,672
Biotechnology ......................... — 115,932,176 — 115,932,176
Capital Markets ........................ — 107,221,181 — 107,221,181
Chemicals ........................... — 121,204,435 — 121,204,435
Diversified Telecommunication Services ..... — 13,747,404 — 13,747,404
Entertainment ......................... — 52,939,294 — 52,939,294
Health Care Equipment & Supplies ......... — 91,228,780 — 91,228,780
Internet & Direct Marketing Retail .......... 56,351,250 — — 56,351,250
IT Services ........................... 35,941,500 169,923,700 — 205,865,200
Life Sciences Tools & Services ............ — 49,210,906 — 49,210,906
Media ............................... — 91,655,334 — 91,655,334
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Pharmaceuticals ....................... $ — $ 27,849,156 $ — $ 27,849,156
Professional Services ................... 37,704,500 41,450,858 — 79,155,358
Semiconductors & Semiconductor Equipment . — 51,602,196 — 51,602,196
Software ............................. 117,645,848 87,495,595 — 205,141,443
Short Term Investments ................... 44,641,930 — — 44,641,930
Total Investments in Securities ........... $292,285,028 $1,183,736,886
c
$— $1,476,021,914
Franklin International Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 556,399 — 556,399
Air Freight & Logistics ................... — 1,662,047 — 1,662,047
Airlines .............................. 427,223 324,059 — 751,282
Auto Components ...................... — 452,777 — 452,777
Banks ............................... — 5,134,290 — 5,134,290
Building Products ...................... — 640,933 — 640,933
Capital Markets ........................ 527,717 550,519 — 1,078,236
Chemicals ........................... — 417,830 — 417,830
Commercial Services & Supplies ........... — 1,237,705 — 1,237,705
Construction & Engineering ............... 902,209 970,982 — 1,873,191
Construction Materials .................. — 847,643 — 847,643
Diversified Financial Services ............. — 342,074 — 342,074
Electrical Equipment .................... — 1,676,136 — 1,676,136
Electronic Equipment, Instruments &
Components ........................ 366,078 — — 366,078
Energy Equipment & Services ............. 1,106,492 — — 1,106,492
Entertainment ......................... — 205,335 — 205,335
Food & Staples Retailing ................. — 593,120 — 593,120
Food Products ........................ — 1,020,477 — 1,020,477
Health Care Equipment & Supplies ......... — 1,602,881 — 1,602,881
Health Care Providers & Services .......... — 334,711 — 334,711
Hotels, Restaurants & Leisure ............. 260,296 615,689 — 875,985
Household Durables .................... 552,258 — — 552,258
IT Services ........................... — 636,663 — 636,663
Leisure Products ....................... — 25,726 — 25,726
Life Sciences Tools & Services ............ — 124,666 — 124,666
Machinery ............................ 857,984 4,162,352 — 5,020,336
Marine .............................. 342,108 — — 342,108
Media ............................... — 466,005 — 466,005
Metals & Mining ....................... 2,696,821 1,529,874 — 4,226,695
Oil, Gas & Consumable Fuels ............. 1,005,765 1,980,143 — 2,985,908
Pharmaceuticals ....................... — 349,378 — 349,378
Professional Services ................... — 1,587,357 — 1,587,357
Real Estate Management & Development .... 857,866 572,163 — 1,430,029
Semiconductors & Semiconductor Equipment . — 441,254 — 441,254
Specialty Retail ........................ 930,530 449,387 — 1,379,917
Textiles, Apparel & Luxury Goods .......... — 1,567,889 — 1,567,889
Trading Companies & Distributors .......... — 2,990,446 — 2,990,446
Water Utilities ......................... — 375,089 — 375,089
Short Term Investments ................... — 5,200,000 — 5,200,000
Total Investments in Securities ........... $10,833,347 $41,643,999
d
$— $52,477,346
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2022, are as follows:
a
Includes financial instruments determined to have no value at October 31, 2022.
b
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at October 31, 2022.
c
Includes foreign securities valued at $1,183,736,886, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $36,443,999, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Financial
Services ........ $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Multiline Retail ...... —
c
— — — — — — — —
c
—
Warrants :
Diversified Financial
Services ........ 911,318 — — — — — — (191,721) 719,597 (191,721)
Private Limited Partnership
Funds :
Capital Markets ..... —
c
— — — — — — — —
c
—
Quasi-Sovereign Bonds . 1,745,112
c
— (972,733) — — — (290,628) 261,232 742,983
c
(17,198)
Corporate Bonds :
Multiline Retail ...... —
c
— — — — — — — —
c
—
Loan Participations and
Assignments ....... 464,984
c
14,039 — — — 21 — (924) 478,120 (924)
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $3,121,414 $14,039 $(972,733) $— $— $21 $(290,628) $68,587 $1,940,700 $(209,843)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes securities determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Markets Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and
Assignments
........
$478,120 Recovery value Weighted probability
of cash flow
$4.4 mil Increase
b
Discount rate 25.0% Decrease
b
Quasi-Sovereign Bonds:
Diversified Financial
Services
...........
742,983 Discounted cash flow Discount rate 13.1% Decrease
b
Warrants:
Diversified Financial
Services
...........
719,597 Market comparables Implied recovery 4.8% Increase
All other
............
—
c
Total
...............
$1,940,700
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Includes securities determined to have no value at October 31, 2022.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
CITI
Citibank NA
RBCCM
Royal Bank of Canada
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
GEL
Georgian Lari
IDR
Indonesian Rupiah
JPY
Japanese Yen
KES
Kenyan Shilling
KZT
Kazakhstani Tenge
MXN
Mexican Peso
PEN
Peruvian Nuevo Sol
PLN
Polish Zloty
RUB
Russian Ruble
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.